MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Sep. 30, 2009 EUR (€)	Jun. 29, 2011 Cpt Investments Ltd [Member] EUR (€)	Dec. 31, 2009 Hellenic Postal Savings Bank Sa [Member]	Jun. 30, 2009 Hellenic Postal Savings Bank Sa [Member]	Jan. 18, 2010 Aktor Fm Sa [Member] EUR (€)	Sep. 30, 2009 Nbg Pangaea Sa [Member]	Sep. 15, 2009 Phosphoric Fertilisers Industry Sa [Member] EUR (€)	Oct. 14, 2009 Larco Sa [Member] EUR (€)	Aug. 17, 2010 Stopanska Banka Ad Skopje [Member] EUR (€)	Sep. 03, 2010 Nbg Factoring Romania Ifn Sa [Member]	Nov. 04, 2010 Finansbank [Member] USD ($)	Nov. 04, 2010 Finansbank [Member] TRY	Aug. 13, 2010 Finans Leasing [Member] EUR (€)	Aug. 13, 2010 Finans Leasing [Member] TRY	Dec. 31, 2011 Finans Yatrim Ortakligi As [Member] TRY	Apr. 30, 2010 Finans Yatrim Ortakligi As [Member] TRY	Dec. 31, 2010 Finans Finansal Kiralama As [Member] TRY
Effects Of Changes In Ownership [Abstract]
Net income / (loss) attributable to NBG shareholders	$ (19,234,907,000)	€ (14,539,668,000)	€ (354,772,000)	[1]	€ 391,052,000	[1]
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd		216,861,000	0		0
Increase Decrease In Paid In Capital Due To Minor Changes In Participations In Other Subsidiaries		2,623,000	4,078,000		(297,000)
Net transfers to/from noncontrolling interest		219,484,000	4,078,000	[1]	(297,000)	[1]
Change From Net Income Loss And Transfers To From Noncontrolling Interest		(14,320,184,000)	(350,694,000)	[1]	390,755,000	[1]
Mergers Acquisitions Disposals Disclosure Textual Details [Line Items]
Disposal by the Bank/ Group of (in %)																					20.88%	10.73%
Total consideration agreed (in EUR)								587,800,000					18,900,000	20,500,000	35,200,000
Acquisition by Bank / Group (in %)								49.90%											27.30%	27.30%			5.11%
Total consideration agreed											161,500								42,300,000
Total consideration agreed (in TL)																				81,700,000	5,000,000	2,700,000	20,500,000
Total Group shareholding including this transaction								100.00%			35.00%								90.90%	90.90%	52.10%	71.93%
Aquisition by the Bank due to its participation to share capital increase of PSB (in number of shares)										9,420,000
Aquisition by the Bank of shares (in number of shares)									200,000		53,846
Total Bank shareholding in PSB including this transaction									6.69%
Price per share (in EUR)											€ 3.0
Bank contributed to NBG Pangaea S.A. (number of properties)												241
Net book value of 241 properties (in EUR)							164,800,000
Amount deposited in escrow account (in EUR)													2,600,000
Loss on disposal (in EUR)													10,000,000
Total Bank shareholding in Larco before this transaction (in %)														36.43%
Total Bank shareholding in Larco including this transaction (in %)														33.36%
The Bank aquired from European Bank for Reconstruction and Development (EBRD) % of share capital of (in %)															21.60%
The Bank aquired from International Finance Association (IFC) % of share capital of (in %)															10.80%
Banca Romaneasca owns (in %)																99.00%
NBG Leasing IFN S.A. owns (in %)																1.00%
Share capital increase (in TL)																		551,300,000
Of which in cash (in TL)																		547,100,000
and the remaining by capitalisation of reserves																		4,100,000
Cash contribution by the Bank / Group to share capital increase of (in TL)																		518,700,000
The contribution was partially covered by the proceeds from repayment by Finasbank of subordinated debt (in TL)																		495,800,000
The contribution covered by the proceeds from repayment by Finasbank of subordinated debt (in USD)																	325,000,000
The contribution was partially covered by the reinvestment of dividend (in TL)																		22,900,000
Consideration paid in cash (in EUR)								42,900,000
Consideration used to waive of debt (in EUR)								€ 544,900,000
Mergers Acquisitions Disposals Parentheticals [Abstract]
purchase of CPT Investments Ltd	49.90%	49.90%

[1]	As restated. See Note 43 for more information.